Expected Credit Losses Allowance	12 Months Ended
Dec. 31, 2021
Provisions for Loan Losses [Abstract]
Expected Credit Losses Allowance

NOTE 30

EXPECTED CREDIT LOSSES ALLOWANCE

As of December 31, 2021, 2020 and 2019, under the credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

For the year ended December 31, 2021	Stage1		Stage2		Stage3
	Corporate	Others(**)	Corporate	Others	Corporate	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	1,469	(2,676)	25,829	415	51,897	63,398	140,332
Mortgage loans		357		3,903		31,489	35,749
Consumer loans		35,532		6,193		65,429	107,154
Contingent loans	1,088	6,070	4,098	(1,920)	(360)	(318)	8,658
Loans and account receivable at FVOCI	(1,086)						(1,086)
Debt at FVOCI		(435)					(435)
Debt at amortized cost		711					711
Total	1,471	39,558	29,927	8,591	51,537	159,999	291,083

For the year ended December 31, 2020 (*)	Stage1		Stage2		Stage3
	Corporate	Others(**)	Corporate	Others	Corporate	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	20,055	9,617	35,861	23,410	115,730	86,018	290,691
Mortgage loans	-	16,603	-	(5,966)	-	7,636	18,273
Consumer loans	-	19,024	-	(18,914)	-	161,466	161,576
Contingent loans	1,335	(1,600)	1,624	4,023	(14)	423	5,789
Loans and account receivable at FVOCI	1,253	-	-	-	-	-	1,253
Debt at FVOCI	-	682	-	-	-	-	682
Total	22,643	44,326	37,485	2,552	115,716	255,543	478,264

(*)	Includes overlays for an amount of MCh$59,000. See Note 38, Risk management.
(**)	Includes Mortgages, Consumer and Other Commercial loans.

For the year ended December 31, 2019	Stage1		Stage2		Stage3
	Corporate	Others	Corporate	Others	Corporate	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	(3,002)	(4,930)	(10,469)	(8,686)	(79,501)	(33,657)	(140,245)
Mortgage loans	-	(1,177)	-	(4,998)	-	(8,237)	(14,412)
Consumer loans	-	(8,875)	-	(15,280)	-	(145,328)	(169,483)
Contingent loans	45	589	10	24	152	188	1,008
Loans and account receivable at FVOCI	5	-	-	-	-	-	5
Debt at FVOCI	-	(184)	-	-	-	-	(184)
Total	(2,952)	(14,577)	(10,459)	(28,940)	(79,349)	(187,034)	(323,311)